Prepaid expenses (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011
Prepaid Expenses Disclosure [Abstract]
Prepaid operations and maintenance fees	$ 4,443,174	[1]	$ 5,280,000	[1]
Prepaid transmission fees	1,907,352	[2]		[2]
Other	721,193		1,968,572
Prepaid expense	7,071,719		7,248,572
Less: Current	(3,824,367)		(4,388,572)
Prepaid expense, Noncurrent	$ 3,247,352		$ 2,860,000

[1]	Pursuant to the terms of the Windstar TSA, the Company prepaid the first two years of operations and maintenance services. Effective March 12, 2012, Windstar was fully commissioned and commercially operational, and the first year of prepaid operations and maintenance services commenced.
[2]	Pursuant to the terms of the Windstar point-to-point transmission service agreement, the Company prepaid its first initial payment of $2,000,000 in the second quarter of 2012 and will make its second payment of $2,500,000 on the tenth anniversary date (Note 18).